Capital and Funding - Summary of Treasury Shares Movements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
1 January		€ (703)	[1]	€ (10,181)
Other purchases and utilisations		220		64
Adjustment on translation of PLC's ordinary capital	[2]			(148)	€ (150)
31 December	[1]	€ (483)		(703)
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Adjustment on translation of PLC's ordinary capital				(2)
Unilever PLC [member] | Nv [Member]
Disclosure of classes of share capital [line items]
Cancellation of NV and PLC shares				€ 9,416

[1]	Shortly before Unification 4,523,367 NV and PLC ordinary shares, 892,155 NV NYRSs and 468,989 PLC ADSs held by NV in connection with share-based compensation plans were transferred to an employee share ownership trust at their carrying value. See note 4C for details.
[2]	Prior to Unification, a conversion rate of £1 = €5.143 was used in accordance with the Equalisation Agreement, which ceased to exist as a result of Unification. The ordinary share capital of PLC is now translated using the conversion rate at 29 November 2020 of £1 = € 1.121. The difference between the conversion rates was released through Other Reserves as presented in the “Other effects of Unification” line in the Statement of Changes in Equity.